Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Operating Loss Carryforwards	$ 418.4				$ 479.0				$ 418.4	$ 479.0
Excess Tax Benefit from Share-based Compensation Not Yet Realized									10.3	15.4
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	4.6				4.5				4.6	4.5
Deferred income tax assets:
United States									374.7	163.7	263.6
Foreign									14.4	51.8	31.8
Income before income taxes	120.8	90.6	53.3	124.4	127.1	(46.0)	55.8	78.6	389.1	215.5	295.4
Current income taxes:
Federal									(4.5)	(0.4)	92.7
State									7.5	0.5	11.3
Foreign									10.5	9.4	11.8
Total current									13.5	9.5	115.8
Deferred income taxes:
Federal									129.1	55.5	(57.6)
State									(0.6)	1.5	5.2
Foreign									(5.1)	3.0	1.3
Total deferred									123.4	60.0	(51.1)
Provision for income taxes									136.9	69.5	64.7
Foreign Country [Member]
Operating Loss Carryforwards	27.3				25.6				27.3	25.6
Deferred income taxes:
Operating Loss Carryforwards, Valuation Allowance	$ 4.2				$ 4.0				$ 4.2	$ 4.0